Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for CEO ($)	Compensation actually paid to CEO ($)(a)	Average summary compensation table total for non-CEO Named Executive Officers ($)(b)	Average compensation actually paid to non-CEO Named Executive Officers ($)(a)(b)	Value of initial fixed $100 investment based on:		Net income (in thousands) ($)(e)	Net income, excluding derivative market value adjustments (in thousands) ($)(f)
					Total shareholder return ($)(c)	Peer group total shareholder return ($)(c)(d)
2025	2,243,420	2,537,979	2,182,658	2,442,533	197.18	203.47	428,474	435,388
2024	1,555,613	1,805,326	1,539,127	1,750,752	156.89	176.89	184,045	176,351
2023	1,842,156	1,791,032	1,636,444	1,596,230	128.18	135.49	89,826	121,573
2022	2,224,882	2,161,604	1,984,696	1,937,237	130.32	120.81	406,899	231,262
2021	2,732,315	3,047,713	2,302,547	2,539,095	138.69	135.04	393,286	322,748

Company Selected Measure Name	Net income, excluding derivative market value adjustments,
Named Executive Officers, Footnote	The Company's non-CEO Named Executive Officers for 2025 and 2024 were Mr. Heimes, Mr. Kruger, Mr. Tewes, and Ms. Wenger. The Company's non-CEO Named Executive Officers for 2023 were Mr. Heimes, Mr. Kruger, Mr. Tewes, and Mr. Matthew Dunlap. For 2022 and 2021, the Company's non-CEO Named Executive Officers were Mr. Michael Dunlap, Mr. Heimes, Mr. Kruger, and Mr. Tewes.
Peer Group Issuers, Footnote	The S&P 500 Financials index, which is comprised of approximately 75 companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector, was selected as the Company's peer group.
PEO Total Compensation Amount	$ 2,243,420	$ 1,555,613	$ 1,842,156	$ 2,224,882	$ 2,732,315
PEO Actually Paid Compensation Amount	$ 2,537,979	1,805,326	1,791,032	2,161,604	3,047,713
Adjustment To PEO Compensation, Footnote	The following adjustments were made to calculate the compensation actually paid from the compensation included in the summary compensation table for the CEO and non-CEO Named Executive Officers.

Year	Summary compensation table total for CEO ($)	Less: Issuance date fair value of restricted stock awards issued in respective year ($)	Plus: Year-end fair value of restricted stock awards issued during respective year and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards from the end of the prior year of any awards granted in prior years that are outstanding and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards as of the vesting date from the end of the prior year of restricted shares issued in prior years and vested during respective year ($)	Compensation actually paid to CEO ($)
2025	2,243,420	(275,114)	304,877	219,555	45,241	2,537,979
2024	1,555,613	—	—	249,013	700	1,805,326
2023	1,842,156	(500,013)	482,828	(32,690)	(1,249)	1,791,032
2022	2,224,882	(500,016)	549,219	(74,657)	(37,824)	2,161,604
2021	2,732,315	(1,000,059)	1,315,457	—	—	3,047,713

Non-PEO NEO Average Total Compensation Amount	$ 2,182,658	1,539,127	1,636,444	1,984,696	2,302,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,442,533	1,750,752	1,596,230	1,937,237	2,539,095
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average summary compensation table total for non-CEO Named Executive Officers ($)	Less: Issuance date fair value of restricted stock awards issued in respective year ($)	Plus: Year-end fair value of restricted stock awards issued during respective year and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards from the end of the prior year of any awards granted in prior years that are outstanding and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards as of the vesting date from the end of the prior year of restricted shares issued in prior years and vested during respective year ($)	Average compensation actually paid to non-CEO Named Executive Officers ($)
2025	2,182,658	(331,355)	367,202	185,966	38,062	2,442,533
2024	1,539,127	(25,010)	31,055	204,983	597	1,750,752
2023	1,636,444	(375,010)	362,121	(26,448)	(877)	1,596,230
2022	1,984,696	(375,012)	411,914	(55,993)	(28,368)	1,937,237
2021	2,302,547	(750,044)	986,592	—	—	2,539,095

Compensation Actually Paid vs. Total Shareholder Return
The relationship between the compensation actually paid to the CEO and the average compensation actually paid to the non-CEO Named Executive Officers and the cumulative total shareholder return ("TSR") of the Company and the Peer Group (the S&P 500 Financials index) for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Compensation Actually Paid vs. Net Income
The relationship between the compensation actually paid to the CEO and the average compensation actually paid to the non-CEO Named Executive Officers and the Company's net income for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure
The relationship between the compensation actually paid to the CEO and the average compensation actually paid to the non-CEO Named Executive Officers and the Company's net income, excluding derivative market value adjustments, for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Total Shareholder Return Amount	$ 197.18	156.89	128.18	130.32	138.69
Peer Group Total Shareholder Return Amount	203.47	176.89	135.49	120.81	135.04
Net Income (Loss)	$ 428,474,000	$ 184,045,000	$ 89,826,000	$ 406,899,000	$ 393,286,000
Company Selected Measure Amount	435,388,000	176,351,000	121,573,000	231,262,000	322,748,000
Additional 402(v) Disclosure	Total shareholder return assumes a $100 investment on December 31, 2020 in each of the Company's Class A common stock and in the Company's selected peer group, and that all dividends, if applicable, were reinvested. The shareholder return represents past performance and should not be considered an indication of future performance.The dollar amounts reported represent the amount of net income reflected in our audited financial statements of the applicable fiscal year. The net income amounts for 2023 and 2022 have been updated to reflect the correction of immaterial errors we identified during fiscal 2024, as discussed in the Company's 2024 Annual Report on Form 10-K filed with the SEC on February 27, 2025.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Net income, excluding derivative market value adjustments, is a non-GAAP financial measure, and there is no comprehensive, authoritative guidance for the presentation of this measure. For information on how this measure is calculated from the Company’s financial statements, reconciliation to the most directly comparable financial measure for the respective years presented in this table under GAAP, and other information about this measure, please refer to Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations - Overview - GAAP Net Income and Non-GAAP Net Income, Excluding Adjustments on page 34 of the Company’s 2025 Annual Report on Form 10-K filed with the SEC on February 26, 2026 (for 2025 and 2024), page 40 of the Company's 2024 Annual Report on Form 10-K filed with the SEC on February 27, 2025 (for 2023), and page 39 of the Company's 2022 Annual Report on Form 10-K filed with the SEC on February 28, 2023 (for 2022 and 2021). Net income, excluding derivative market value adjustments, presented for 2022 and 2021 has not been restated for the effects of immaterial corrections to the financial statements referred to in footnote (e) above.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (275,114)	$ 0	$ (500,013)	$ (500,016)	$ (1,000,059)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,877	0	482,828	549,219	1,315,457
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,555	249,013	(32,690)	(74,657)	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,241	700	(1,249)	(37,824)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,355)	(25,010)	(375,010)	(375,012)	(750,044)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,202	31,055	362,121	411,914	986,592
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,966	204,983	(26,448)	(55,993)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,062	$ 597	$ (877)	$ (28,368)	$ 0